Other Financial Liabilities - Interest rate swaps (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Categories of financial liabilities
Market value	$ (4,392)	$ (6,275)
Derivatives [member]
Categories of financial liabilities
Nominal Amount	38,040	699
Interest rate swap contract [member] | Other financial liabilities.
Categories of financial liabilities
Market value		(699)
Interest rate swap contract [member] | Held for sale
Categories of financial liabilities
Market value		(5,576)
Later than three years and not later than four years | Financing For Investments In Chinese Subsidiaries [Member]
Categories of financial liabilities
Nominal Amount		$ 26,353
Fixed Interest Rate		2.81%
Reference Floating Interest Rate		6-month Euribor
Market value		$ (699)
Later Than Six Years And Not Later Seven Years [Member] | Lease Of Hydroelectrical Installations [Member]
Categories of financial liabilities
Nominal Amount		$ 126,492
Fixed Interest Rate		2.05%
Reference Floating Interest Rate		6-month Euribor
Market value	(4,392)	$ (5,576)
Later Than Six Years And Not Later Seven Years [Member] | Lease Of Hydroelectrical Installations [Member] | Fixed rate
Categories of financial liabilities
Nominal Amount	$ 143,916
Fixed Interest Rate	2.05%
Reference Floating Interest Rate	6-month Euribor